INTANGIBLE ASSETS NET (Details 1)	Jun. 30, 2024 USD ($)
INTANGIBLE ASSETS NET
Fiscal 2024	$ 30,747
Fiscal 2025	60,684
Fiscal 2026	60,106
Fiscal 2027	59,532
Fiscal 2028	53,205
Thereafter	48,562
Total	$ 312,836